OTHER NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Non Financial Assets Explanatory [Abstract]
OTHER NON-FINANCIAL ASSETS [Text Block]]

NOTE 12 - OTHER NON-FINANCIAL ASSETS

The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
		Restated		Restated		Restated
(a) Advance payments

Aircraft insurance and other	11,179	16,483	523	-	11,702	16,483
Others	15,167	20,105	1,832	4,460	16,999	24,565
Subtotal advance payments	26,346	36,588	2,355	4,460	28,701	41,048

(b) Contract assets (1)

GDS costs	16,593	14,708	-	-	16,593	14,708
Credit card commissions	23,437	21,614	-	-	23,437	21,614
Travel agencies commissions	16,546	12,635	-	-	16,546	12,635
Subtotal advance payments	56,576	48,957	-	-	56,576	48,957

(c) Other assets

Aircraft maintenance reserve (2)	27,987	831	17,844	51,836	45,831	52,667
Sales tax	167,987	187,410	34,680	38,186	202,667	225,596
Other taxes	34,295	15,255	-	-	34,295	15,255
Contributions to Société Internationale de
Télécommunications Aéronautiques (“SITA”)	258	258	739	739	997	997
Judicial deposits	-	-	149,310	132,267	149,310	132,267
Others	-	1,177	-	53	-	1,230
Subtotal other assets	230,527	204,931	202,573	223,081	433,100	428,012
Total Other Non - Financial Assets	313,449	290,476	204,928	227,541	518,377	518,017

(1) Movement of Contracts assets:

			Adjustments	Difference
	Initial		by the application	by		Final
	balance	Activation	IFRS 15	conversion	Amortization	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2018	-	180,171	54,361	(5,019)	(180,556)	48,957
From January 1 to December 31, 2019	48,957	166,300	-	(4,950)	(153,731)	56,576

(2) Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.

These amounts are calculated based on performance measures, such as flight hours or cycles, are paid periodically (usually monthly) and are contractually required to be repaid to the lessee upon the completion of the required maintenance of the leased aircraft. At the end of the lease term, any unused maintenance reserves are either returned to the Company in cash or used to offset amounts that we may owe the lessor as a maintenance adjustment.

In some cases, (five lease agreements), if the maintenance cost incurred by LATAM is less than the corresponding maintenance reserves, the lessor is entitled to retain those excess amounts at the time the heavy maintenance is performed. The Company periodically reviews its maintenance reserves for each of its leased aircraft to ensure that they will be recovered and recognizes an expense if any such amounts are less than probable of being returned. The cost of aircraft maintenance in the last years has been higher than the related maintenance reserves for all aircraft.

As of December 31, 2019, maintenance reserves amount to ThUS$ 45,831 (ThUS$ 52,667 as of December 31, 2018), corresponding to 8 aircraft that maintain remaining balances, which will be settled in the next maintenance or return.

Aircraft maintenance reserves are classified as current or non-current depending on the dates when the related maintenance is expected to be performed (Note 2.23).